SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Assets including amounts of the consolidated variable interest entities (the "VIEs") and consolidated assets backed financing entities ("ABFE") (Note 2):
Cash and cash equivalents	¥ 4,271,899		¥ 2,864,543	¥ 2,469,909	$ 619,367
Restricted cash	88,796		80,800	237,239	12,874
Accounts receivable	221,004		305,018		32,044
Contract assets, net	626,739		1,105,905		90,869
Contract cost	787		9,959		114
Prepaid expenses and other assets	321,411		352,015		46,600
Financing receivables	514,388		1,697,962		74,579
Amounts due from related parties	1,266,232		879,256		183,586
Available-for-sale investments	972,738		177,360		141,034
Property, equipment and software, net	77,256		102,548		11,201
Deferred tax assets	84,187		7,388		12,206
Total assets	8,536,095		7,739,440		1,237,617
Liabilities:
Accounts payable	14,144		19,065		2,050
Amounts due to related parties	227,724		434,127		33,017
Deferred revenue	65,539		12,379		9,502
Accrued expenses and other liabilities	1,315,006		1,182,783		190,658
Secured borrowing	767,900		1,028,600		111,335
Refund liabilities	0		5,732	10,845
Deferred tax liabilities	79,740		112,535		11,561
Lease liabilities	35,229		72,101		5,108
Total liabilities	2,505,282		2,918,008		$ 363,231
Net revenue	3,434,620	$ 497,973	4,477,929	3,961,962
Net income	1,194,871	173,240	1,032,984	(692,748)
Net cash provided by/(used in) operating activities	1,849,430	268,142	158,192	282,028
Net cash (used in)/provided by investing activities	52,559	7,620	(346,507)	(1,796,663)
Net cash provided by/(used in) financing activities	(489,123)	$ (70,916)	427,446	955,448
VIE's
Assets including amounts of the consolidated variable interest entities (the "VIEs") and consolidated assets backed financing entities ("ABFE") (Note 2):
Cash and cash equivalents	2,795,805		1,392,968
Accounts receivable	100,756		217,282
Contract assets, net	107,679		563,235
Contract cost	652		8,800
Prepaid expenses and other assets	114,310		145,330
Financing receivables	514,388		1,697,960
Amounts due from related parties	911,432		801,791
Available-for-sale investments	600,000
Property, equipment and software, net	62,979		80,866
Deferred tax assets	84,096		7,388
Right-of-use assets	10,474		46,222
Total assets	5,302,571		4,961,842
Liabilities:
Accounts payable	9,196		18,782
Amounts due to related parties	214,346		384,855
Deferred revenue	9,488		10,320
Accrued expenses and other liabilities	1,131,504		953,843
Secured borrowing	767,900		1,028,600
Deferred tax liabilities	17,273		40,584
Lease liabilities	9,311		39,486
Total liabilities	2,159,018		2,476,470
Net revenue	1,821,561		3,192,329	2,549,869
Net income	424,834		752,164	235,360
Net cash provided by/(used in) operating activities	1,151,656		(236,406)	974,840
Net cash (used in)/provided by investing activities	417,535		(393,659)	(1,202,842)
Net cash provided by/(used in) financing activities	(399,700)		¥ 501,400	¥ 862,000
VIE's | Asset pledged as collateral
Assets including amounts of the consolidated variable interest entities (the "VIEs") and consolidated assets backed financing entities ("ABFE") (Note 2):
Total assets	¥ 0
Loan agreements between FOS and each of the shareholders of the respective VIE companies
VIE arrangements
Threshold of foreign interest in VIE (as a percent)	100.00%	100.00%
Term of loans (years)	10 years	10 years